Consolidated Statements of Changes in Shareholders' Deficit - USD ($)	Class A Ordinary Shares [Member] Compass Digital Acquisition Corp [Member]	Class B Ordinary Shares [Member] Compass Digital Acquisition Corp [Member]	Common Stock [Member] Compass Digital Acquisition Corp [Member]	Common Stock [Member] Key Mining Corp [Member]	Additional Paid-in Capital [Member] Compass Digital Acquisition Corp [Member]	Additional Paid-in Capital [Member] Key Mining Corp [Member]	Stock and Warrants to be Issued [Member] Compass Digital Acquisition Corp [Member]	Stock and Warrants to be Issued [Member] Key Mining Corp [Member]	Retained Earnings [Member] Compass Digital Acquisition Corp [Member]	Retained Earnings [Member] Key Mining Corp [Member]	Total Shareholders Deficit [Member] Compass Digital Acquisition Corp [Member]	Total Shareholders Deficit [Member] Key Mining Corp [Member]
Balance at Dec. 31, 2023	$ 60	$ 471		$ 77,222		$ 15,867,685			$ (1,369,588)	$ (9,825,640)	$ (1,369,057)	$ 6,119,267
Balance, shares at Dec. 31, 2023	600,000	4,710,122		77,222,388
Allocation of Polar Capital Investment payable proceeds to equity instrument					613,640						613,640
Conversion of Class B Ordinary Shares into Class A Ordinary Shares	$ 260	$ (260)
Conversion of Class B Ordinary Shares into Class A Ordinary Shares, shares	2,600,000	(2,600,000)
Accretion of Class A Ordinary Shares subject to redemption					(613,640)				(1,314,469)		(1,928,109)
Net loss									(3,545,486)	(4,397,779)	(3,545,486)	(4,397,779)
Common stock units to be issued for cash								1,706,997				1,706,997
Common stock units to be issued for cash, shares
Common stock units issued to officers’ and directors’								52,500				52,500
Common stock units issued to officers and directors, shares
Balance at Dec. 31, 2024	$ 320	$ 211		$ 77,222		15,867,685		1,759,497	(6,229,543)	(14,223,419)	(6,229,012)	3,480,985
Balance, shares at Dec. 31, 2024	3,200,000	2,110,122		77,222,388
Allocation of Polar Capital Investment payable proceeds to equity instrument					215,753						215,753
Accretion of Class A Ordinary Shares subject to redemption					(9,938)				(334,873)		(344,811)
Net loss									(2,991,929)	(2,397,394)	(2,991,929)	(2,397,394)
Common stock units to be issued for cash				$ 7,730		1,699,267		(1,706,997)
Common stock units to be issued for cash, shares				7,730,000
Common stock units issued to officers’ and directors’				$ 210		52,290		(52,500)
Common stock units issued to officers and directors, shares				210,000
Common stock and warrants issued for cash				$ 4,352		942,208						946,560
Common stock and warrants issued for cash, shares				4,352,000
Common stock issued for cash				$ 1,404		209,196						210,600
Common stock issued for cash, shares				1,404,001
Common stock issued for services				$ 200		49,800						50,000
Common stock issued for services, shares				200,000
Common stock to be issued for mineral interests								300,000				300,000
Balance at Dec. 31, 2025	$ 320	$ 211		$ 91,118	$ 205,815	$ 18,820,446		$ 300,000	$ (9,556,345)	$ (16,620,813)	$ (9,349,999)	$ 2,590,751
Balance, shares at Dec. 31, 2025	3,200,000	2,110,122		91,118,389